Derivative Assets and Derivative Liabilities (Schedule of Derivative Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Derivative financial assets	$ 2,646	$ 140
Derivative financial liabilities	224	2,328
Option and Forward Contracts [member]
Disclosure of financial assets [line items]
Derivative financial assets	2,646
Derivative financial liabilities		2,328
Interest rate swap contract [member]
Disclosure of financial assets [line items]
Derivative financial assets		$ 140
Derivative financial liabilities	$ 224